Related party transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Maya [Member]
Related Party Transaction [Line Items]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:	$ 2,893	$ 4,249
Purchase of data connectivity service	2	24
Beijing Huaxianglianxin Technology Company [Member]
Related Party Transaction [Line Items]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:	248	405
Purchase of data connectivity service	$ 6	$ 80